Segment Information - Summarizes of Significant Expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Cost of sales		$ 140,688	$ 146,853	$ 658,192	$ 988,920
Research and development expenses		270,661	350,187	478,690	152,697
Selling, general and administrative expenses		420,922	598,250	836,138	602,148
Net income (loss) attributable to shareholders of Sinovac			(13,491)	14,467	8,122,182
Operating Segments
Segment Reporting Information [Line Items]
Revenues		361,374	470,170	1,473,427	19,365,354
Cost of sales		140,688	146,853	658,192	988,920
Selling, general and administrative expenses		420,922	598,250	836,138	602,148
Other segment income (expense)	[1]	511,553	504,262	439,626	(3,501,816)
Net income (loss) attributable to shareholders of Sinovac		40,656	(120,858)	(59,967)	14,119,773
Operating Segments | Rabies Vaccine for Human Use
Segment Reporting Information [Line Items]
Research and development expenses		45,641	28,365	12,740	2,060
Operating Segments | Pneumococcal Conjugate Vaccine
Segment Reporting Information [Line Items]
Research and development expenses		43,228	44,121	43,051	18,728
Operating Segments | Pentavalent DTaP-IPV/Hib Combination Vaccine
Segment Reporting Information [Line Items]
Research and development expenses		33,767	93,211	42,055	16,320
Operating Segments | Reassortant Rotavirus Vaccine
Segment Reporting Information [Line Items]
Research and development expenses		27,809	11,779	5,156	3,722
Operating Segments | Group ACYW135 Meningococcal Conjugate Vaccine
Segment Reporting Information [Line Items]
Research and development expenses		21,647	29,174	11,718	193
Operating Segments | COVID-19 vaccine
Segment Reporting Information [Line Items]
Research and development expenses		8,649	48,680	265,330	56,872
Operating Segments | Others
Segment Reporting Information [Line Items]
Research and development expenses	[2]	$ 89,920	$ 94,857	$ 98,640	$ 54,802

[1]	Other segment income (expense) includes provision for credit losses, loss on disposal and impairment of property, plant and equipment, government grants recognized in income, interest and financing expenses, interest income, share of earnings (losses) from equity method investments, income tax expense, and other income (expense), net.
[2]	Includes research and development expenses on other product candidates at preliminary stage.